Cash and Cash Equivalents: (Tables)	6 Months Ended
Jun. 30, 2018
Cash and Cash Equivalents: (Tables) [Abstract]
Cash and Cash Equivalents:	<!--DOCTYPE html PUBLIC "-//W3C//DTD XHTML 1.0 Transitional//EN" "http://www.w3.org/TR/xhtml1/DTD/xhtml1-transitional.dtd" --> Note 5. Cash and Cash Equivalents: <table border="1" cellpadding="0" cellspacing="0" width="96%" style="border:none;border-collapse:collapse;margin-left:9.0pt;"> <tr style="page-break-inside:avoid;"> <td valign="top" width="42%" style="padding:0in 0in 0in 0in;">   </td> <td valign="top" width="2%" style="padding:0in 0in 0in 0in;">   </td> <td valign="top" width="12%" style="padding:0in 0in 0in 0in;">   </td> <td valign="top" width="2%" style="padding:0in 0in 0in 0in;">   </td> <td valign="top" width="4%" style="padding:0in 0in 0in 0in;">   </td> <td valign="top" width="4%" style="padding:0in 0in 0in 0in;">   </td> <td valign="top" width="16%" style="padding:0in 0in 0in 0in;"> June 30, </td> <td valign="top" width="2%" style="padding:0in 0in 0in 0in;">   </td> <td valign="top" width="16%" style="padding:0in 0in 0in 0in;"> December 31, </td> </tr> <tr style="page-break-inside:avoid;"> <td valign="top" width="42%" style="padding:0in 0in 0in 0in;">   </td> <td valign="top" width="2%" style="padding:0in 0in 0in 0in;">   </td> <td valign="top" width="12%" style="padding:0in 0in 0in 0in;">   </td> <td valign="top" width="2%" style="padding:0in 0in 0in 0in;">   </td> <td valign="top" width="4%" style="padding:0in 0in 0in 0in;">   </td> <td valign="top" width="4%" style="border-bottom:solid windowtext 1.0pt;padding:0in 0in 0in 0in;">   </td> <td valign="top" width="16%" style="border-bottom:solid windowtext 1.0pt;padding:0in 0in 0in 0in;"> 2018 </td> <td valign="top" width="2%" style="border-bottom:solid windowtext 1.0pt;padding:0in 0in 0in 0in;">   </td> <td valign="top" width="16%" style="border-bottom:solid windowtext 1.0pt;padding:0in 0in 0in 0in;"> 2017 </td> </tr> <tr style="page-break-inside:avoid;"> <td valign="top" width="42%" style="padding:0in 0in 0in 0in;"> Bank deposits </td> <td valign="top" width="2%" style="padding:0in 0in 0in 0in;">   </td> <td valign="top" width="12%" style="padding:0in 0in 0in 0in;">   </td> <td valign="top" width="2%" style="padding:0in 0in 0in 0in;">   </td> <td valign="top" width="4%" style="padding:0in 0in 0in 0in;">   </td> <td valign="top" width="4%" style="padding:0in 0in 0in 0in;"> $ </td> <td valign="bottom" width="16%" style="padding:0in 0in 0in 0in;"> 41,729,659 </td> <td valign="top" width="2%" style="padding:0in 0in 0in 0in;"> $ </td> <td valign="bottom" width="16%" style="padding:0in 0in 0in 0in;"> 39,649,888 </td> </tr> <tr style="page-break-inside:avoid;"> <td valign="top" width="42%" style="padding:0in 0in 0in 0in;"> Cash held in trust </td> <td valign="top" width="2%" style="padding:0in 0in 0in 0in;">   </td> <td valign="top" width="12%" style="padding:0in 0in 0in 0in;">   </td> <td valign="top" width="2%" style="padding:0in 0in 0in 0in;">   </td> <td valign="top" width="4%" style="padding:0in 0in 0in 0in;">   </td> <td valign="top" width="4%" style="padding:0in 0in 0in 0in;">   </td> <td valign="bottom" width="16%" style="padding:0in 0in 0in 0in;"> 45,045,428 </td> <td valign="top" width="2%" style="padding:0in 0in 0in 0in;">   </td> <td valign="bottom" width="16%" style="padding:0in 0in 0in 0in;"> 88,500,000 </td> </tr> <tr style="page-break-inside:avoid;"> <td valign="top" width="42%" style="padding:0in 0in 0in 0in;"> Money market funds </td> <td valign="top" width="2%" style="padding:0in 0in 0in 0in;">   </td> <td valign="top" width="12%" style="padding:0in 0in 0in 0in;">   </td> <td valign="top" width="2%" style="padding:0in 0in 0in 0in;">   </td> <td valign="top" width="4%" style="padding:0in 0in 0in 0in;">   </td> <td valign="top" width="4%" style="border-bottom:solid windowtext 1.0pt;padding:0in 0in 0in 0in;">   </td> <td valign="bottom" width="16%" style="border-bottom:solid windowtext 1.0pt;padding:0in 0in 0in 0in;"> 30,549,247 </td> <td valign="top" width="2%" style="border-bottom:solid windowtext 1.0pt;padding:0in 0in 0in 0in;">   </td> <td valign="bottom" width="16%" style="border-bottom:solid windowtext 1.0pt;padding:0in 0in 0in 0in;"> 9,522,830 </td> </tr> <tr style="height:13.95pt;page-break-inside:avoid;"> <td valign="bottom" width="42%" style="height:13.95pt;padding:0in 0in 0in 0in;"> Total </td> <td valign="bottom" width="2%" style="height:13.95pt;padding:0in 0in 0in 0in;">   </td> <td valign="bottom" width="12%" style="height:13.95pt;padding:0in 0in 0in 0in;">   </td> <td valign="bottom" width="2%" style="height:13.95pt;padding:0in 0in 0in 0in;">   </td> <td valign="bottom" width="4%" style="height:13.95pt;padding:0in 0in 0in 0in;">   </td> <td valign="bottom" width="4%" style="border-bottom:solid windowtext 1.5pt;height:13.95pt;padding:0in 0in 0in 0in;"> $ </td> <td valign="bottom" width="16%" style="border-bottom:solid windowtext 1.5pt;height:13.95pt;padding:0in 0in 0in 0in;"> 117,324,334 </td> <td valign="bottom" width="2%" style="border-bottom:solid windowtext 1.5pt;height:13.95pt;padding:0in 0in 0in 0in;"> $ </td> <td valign="bottom" width="16%" style="border-bottom:solid windowtext 1.5pt;height:13.95pt;padding:0in 0in 0in 0in;"> 137,672,718 </td> </tr> </table>